Equity and preferred shares	12 Months Ended
Mar. 31, 2018
Equity [Abstract]
Equity and preferred shares

14. Equity and preferred shares

Equity shares

Equity shares have a par value of US$0.000625 per share at APGL. There is no limit on the number of equity shares authorized. As of March 31, 2017, and 2018, there were 25,915,956 and 25,996,932 equity shares issued and outstanding.